Investment property - Summary of sensitivity analysis in valuation of investment property (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 20,853	S/ 10,474
Decrease	S/ (16,791)	(10,107)
Long-term inflation
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 17,833	16,133
Decrease	S/ (13,824)	(15,017)
Discount rate
Disclosure of detailed information about investment property [line items]
Increase	0.50%
Decrease	0.50%
Increase	S/ (50,337)	(47,957)
Decrease	S/ 62,076	S/ 55,135